NET LOSS PER SHARE	12 Months Ended
Dec. 31, 2015
NET LOSS PER SHARE [Abstract]
NET LOSS PER SHARE

(15) NET LOSS PER SHARE

Basic and diluted net loss per share has been calculated as follows:

	For the year ended December 31,
	2013	2014	2015
Net loss attributable to eLong, Inc.	(167,730,074)	(268,943,201)	(1,015,229,541)
Denominator for basic net loss per share:
Weighted average number of shares outstanding	69,454,746	70,917,592	73,300,491
Denominator for diluted net loss per share:	69,454,746	70,917,592	73,300,491
Basic net loss per share	(2.41)	(3.79)	(13.85)
Diluted net loss per share	(2.41)	(3.79)	(13.85)